Earnings (Loss) Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Earnings (Loss) Per Common Share (Tables)
Loss per common share
	For the Three Month Period Ended March 31, 2022	For the Three Month Period Ended March 31, 2021	For the Nine Month Period Ended March 31, 2022	For the Nine Month Period Ended March 31, 2021
Weighted average number of common shares outstanding	6,633,901	2,861,607	6,544,112	2,861,376
Effect of dilutive securities	-	-	-	-
Weighted average number of dilutive common shares outstanding	6,633,901	2,861,607	6,544,112	2,861,376
Basic and diluted loss per common share:

Continuing operations	$(0.23)	$(0.51)	$(0.56)	$(0.61)
Discontinued operations	$-	$0.01	$-	$(0.20)
Consolidated operations	$(0.23)	$(0.50)	$(0.56)	$(0.81)

	2021	2020

Weighted average number of common shares outstanding	3,189,602	1,515,103
Effect of dilutive securities:	-	-
Weighted average number of dilutive common shares outstanding	3,189,602	1,515,103

Basic and Diluted loss per common share:

Continuing operations	$(0.97)	$(0.30)
Discontinued operations	$(0.18)	$(0.16)
Consolidated operations	$(1.15)	$(0.46)